Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total expenses with related parties	$ 43,133	$ 38,962	$ 39,500
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Commissions	6,532	5,989	7,550
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management fees	19,480	16,935	16,032
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Special charges	1,518	2,136	2,234
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Insurance premiums	10,199	9,036	9,386
AirMania Travel S.A.
Related Party Transaction [Line Items]
Travel services	$ 5,404	$ 4,866	$ 4,298